Note 13 - Commitments and Standby Letters of Credit	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Notes to Financial Statements
Commitments and Contingencies Disclosure [Text Block]

13.         Commitments and Standby Letters of Credit

In the normal course of business, the Company makes various commitments which are not reflected in the accompanying consolidated financial statements. The Company offers such products to meet the financing needs of its customers. These financial instruments include commitments to extend credit and standby letters of credit. These instruments involve to varying degrees elements of credit, interest rate, or liquidity risk in excess of the amount recognized in the consolidated balance sheet.

The Company's maximum exposure to credit loss from nonperformance by the other party to the financial instruments for commitments to extend credit and standby letters of credit is represented by the contractual amount of these instruments. The Company uses the same credit policies in making commitments and conditional obligations as it does for on-balance-sheet instruments. The Company evaluates each customer's creditworthiness on a case-by-case basis. The amount of collateral obtained if deemed necessary by the Company on extension of credit is based on management's credit assessment of the counterparty.

Financial instruments whose contract amounts represent credit risk at September 30, 2024 and December 31, 2023 are as follows (in thousands):

	September 30, 2024	December 31, 2023

Commitments to extend credit	$105,003	$77,158

Standby letters of credit	901	698

Commitments to extend credit are legally binding agreements to lend to customers as long as there are no violations of the agreements. Commitments generally have fixed expiration dates or other termination clauses and may require payment of fees. Since many of the commitments are expected to expire without being drawn upon, the total commitment amounts do not necessarily represent future liquidity requirements.

Outstanding letters of credit written are conditional commitments issued by the Company to guarantee the performance of a customer to a third party. The majority of these standby letters of credit expire within the next twelve months. The credit risk involved in issuing letters of credit is essentially the same as that involved in extending other loan com‐mitments. The Company requires collateral supporting these letters of credit as deemed necessary. The current amount of the liability as of September 30, 2024 and December 31, 2023 for guarantees under standby letters of credit is not material.

13.         Commitments and Standby Letters of Credit

In the normal course of business, the Company makes various commitments which are not reflected in the accompanying consolidated financial statements. The Company offers such products to meet the financing needs of its customers. These financial instruments include commitments to extend credit and standby letters of credit. These instruments involve to varying degrees elements of credit, interest rate, or liquidity risk in excess of the amount recognized in the consolidated balance sheet.

The Company's maximum exposure to credit loss from nonperformance by the other party to the financial instruments for commitments to extend credit and standby letters of credit is represented by the contractual amount of these instruments. The Company uses the same credit policies in making commitments and conditional obligations as it does for on-balance-sheet instruments. The Company evaluates each customer's creditworthiness on a case-by-case basis. The amount of collateral obtained if deemed necessary by the Company on extension of credit is based on management's credit assessment of the counterparty.

Financial instruments whose contract amounts represent credit risk at December 31 are as follows (in thousands):

December 31,	2023	2022

Commitments to extend credit	$77,158	$67,214

Standby letters of credit	698	783

Commitments to extend credit are legally binding agreements to lend to customers as long as there are no violations of the agreements. Commitments generally have fixed expiration dates or other termination clauses and may require payment of fees. Since many of the commitments are expected to expire without being drawn upon, the total commitment amounts do not necessarily represent future liquidity requirements.

Outstanding letters of credit written are conditional commitments issued by the Company to guarantee the performance of a customer to a third party. The majority of these standby letters of credit expire within the next twelve months. The credit risk involved in issuing letters of credit is essentially the same as that involved in extending other loan com‐mitments. The Company requires collateral supporting these letters of credit as deemed necessary. The current amount of the liability as of December 31, 2023 and 2022 for guarantees under standby letters of credit is not material.